Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Related Party Transactions

21. Related Party Transactions

        For the years ended December 31, 2012, 2013 and 2014, the Group entered into the following material related party transactions:

	Year ended December 31,
	2012	2013	2014
	$	$	$
Purchase of goods (Note)	6,663,431	3,688,492	95,526,134

Note:	The goods were purchased from an affiliate of the Company and companies controlled or significantly influenced by shareholders.

        Details of those material related party transactions provided in the table above are as follows:

(a)   Amounts due from related parties

        Amounts due from related parties are made up by amounts due from an affiliate and companies controlled by the shareholders.

        Amounts due from related parties as of December 31, 2013 and 2014 amounted to nil and $4,994,873, respectively, are prepayments related to purchases of goods from an affiliate and the entities controlled by shareholders of the Company.

(b)   Amounts due to related parties

        Amounts due to related parties are made up by shareholder loans and amounts due to an affiliate and companies controlled or significantly influenced by shareholders.

        Shareholders provided loans to the Group, which are mainly used for working capital purposes. The outstanding loan balances due to the Chairman, who is also a shareholder, amounted to $1,200,559 and $843,940 as of December 31, 2013 and 2014 respectively, were unsecured, interest free and repayable on demand.

        The amounts due to an affiliate and companies controlled or significantly influenced by shareholders as of December 31, 2013 and 2014 amounted to $940,852 and $11,370,287 respectively, and were unsecured and interest free. These amounts are all related to purchases of goods from these parties.